LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2022
LONG-TERM INVESTMENTS
Schedule of other non-current financial assets

	2021	2022
Financial instruments
At fair value through profit or loss:
Equity	12,962	7,624
Convertible bonds	681	884
At fair value through other comprehensive income:
Equity	18	22
	13,661	8,530
Associates
PT Jalin Pembayaran Nusantara ("Jalin")	107	115
Others (each below Rp100 billion)	32	8
	139	123
Total long-term investments	13,800	8,653